Intangible Assets - Land Use Rights, Net: Schedule of Acquired Finite-Lived Intangible Assets by Major Class (Tables)	9 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of Acquired Finite-Lived Intangible Assets by Major Class

	March 31, 2014	June 30, 2013
	(unaudited)
Land use rights, at cost	$40,207,257	$40,093,414
Less: Accumulated amortization	(2,857,245)	(2,229,950)
Intangible assets – land use rights, net	$37,350,012	$37,863,464